Securities - Summary of Allowance for Losses measured at FVOCI and Amortized Cost (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of financial assets [line items]
Balance at beginning of period	$ 4,086
Balance at end of period	4,118	$ 4,086	$ 3,936	$ 4,118	$ 3,936
Debt securities measured at FVOCI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	20
Balance at end of period	19	20	21	19	21
Debt securities measured at FVOCI and amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	38	40	43	42	39
Provision for (reversal of) credit losses	(1)	(2)	(1)	(4)	4
Foreign exchange and other			(1)	(1)	(2)
Balance at end of period	37	38	41	37	41
Debt securities measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	18
Balance at end of period	18	18	20	18	20
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	1
Balance at end of period	1	1	2	1	2
Stage 1 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6	7	8	8	7
Provision for (reversal of) credit losses	1	(1)			2
Foreign exchange and other				(1)	(1)
Balance at end of period	7	6	8	7	8
Stage 1 [member] | Debt securities measured at amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	5
Balance at end of period	6	5	6	6	6
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	19
Balance at end of period	18	19	19	18	19
Stage 2 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	19	20	20	20	20
Provision for (reversal of) credit losses	(1)	(1)		(2)
Foreign exchange and other			(1)		(1)
Balance at end of period	18	19	19	18	19
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	887
Balance at end of period	840	887	1,001	840	1,001
Stage 3 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	13	13	15	14	12
Provision for (reversal of) credit losses	(1)		(1)	(2)	2
Balance at end of period	12	13	14	12	14
Stage 3 [member] | Debt securities measured at amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	13
Balance at end of period	$ 12	$ 13	$ 14	$ 12	$ 14